Cover	12 Months Ended
Dec. 31, 2022 shares
Cover [Abstract]
Entity Registrant Name	Avino Silver & Gold Mines Ltd.
Entity Central Index Key	0000316888
Document Type	40-F
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Common Stock Shares Outstanding	118,349,090
Entity Address Address Line 1	Suite 900
Entity Address Address Line 2	570 Granville Street
Entity Address Address Line 3	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 3P1
Entity File Number	001-35254
Security 12b Title	Common Shares, without Par Value
Document Annual Report	true
Entity Incorporation State Country Code	A1
Entity Interactive Data Current	Yes
Icfr Auditor Attestation Flag	true
Document Registration Statement	false
Entity Address Country	CA
City Area Code	604
Local Phone Number	682-3701
Trading Symbol	ASM
Security Exchange Name	NYSE
Entity Address City Or Town	British Columbia
Auditor Name	Deloitte LLP
Auditor Location	Vancouver, Canada
Auditor Firm Id	1208